Properties, Plants and Equipment	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Properties, Plants and Equipment
Properties, Plants and Equipment

Our investment in PP&E, with the associated accumulated depreciation, at December 31 was:

	Estimated Useful Lives	Millions of Dollars
		2013*	2012*
Cost:
Land	N/A	$5.0	5.0
Buildings and improvements	3 to 30 years	15.6	14.1
Pipelines and related assets	10 to 45 years	150.7	149.3
Terminals and related assets	25 to 45 years	286.5	276.4
Construction-in-progress	N/A	43.0	19.8
Gross PP&E		500.8	464.6
Less: accumulated depreciation		(229.6)	(215.8)
Net PP&E		$271.2	248.8

*Financial information has been retrospectively adjusted for the Gold Line/Medford Acquisition.